AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	ASSET-BACKED SECURITIES — 12.6%
248,450	AASET 2025-1 Series 2025-1A, Class A, 5.94%, 2/16/2050[2]	$250,215
30,467	Amur Equipment Finance Receivables LLC Series 2022-2A, Class A2, 5.30%, 6/21/2028[2,3]	30,535
61,668	Auxilior Term Funding LLC Series 2023-1A, Class A2, 6.18%, 12/15/2028[2,3]	62,222
125,000	Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026[2,3]	124,369
1,000,000	Bain Capital Credit CLO 2020-3 Ltd. Series 2020-3A, Class A1RR, 5.50% (3-Month Term SOFR+121 basis points), 10/23/2034[2,3,4]	998,292
247,879	Blackbird Capital Aircraft Series 2021-1A, Class B, 3.45%, 7/15/2046[2,3]	230,216
665,000	BlackRock Shasta CLO XIII LLC Series 2024-1A, Class A1, 6.15% (3-Month Term SOFR+185 basis points), 7/15/2036[2,3,4]	668,570
450,000	Centersquare Issuer LLC Series 2025-1A, Class A2, 5.50%, 3/26/2055[2,5]	440,559
850,000	Cerberus Loan Funding XLIX LLC Series 2024-5A, Class A, 5.82% (3-Month Term SOFR+135 basis points), 1/15/2034[2,3,4]	850,357
500,815	CF Hippolyta Issuer LLC Series 2020-1, Class A1, 1.69%, 7/15/2060[2,3]	494,203
59,689	Chesapeake Funding II LLC Series 2023-2A, Class A1, 6.16%, 10/15/2035[2,3]	60,526
1,000,000	Churchill MMSLF CLO-IV Ltd. Series 2024-3A, Class A, 6.00% (3-Month Term SOFR+160 basis points), 10/22/2035[2,3,4]	997,630
109,000	COMM Mortgage Trust Series 2020-CX, Class D, 2.68%, 11/10/2046[2,3,6]	85,541
269,931	Commonbond Student Loan Trust Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2,3]	244,395
203,805	Cross Mortgage Trust Series 2024-H2, Class A2, 6.42%, 4/25/2069[2,3,7]	205,807
503,000	CyrusOne Data Centers Issuer I LLC Series 2025-1A, Class A2, 5.91%, 2/20/2050[2,3]	512,144
230,882	Daimler Trucks Retail Trust Series 2023-1, Class A3, 5.90%, 3/15/2027[3]	232,485
598,000	DataBank Issuer Series 2021-2A, Class A2, 2.40%, 10/25/2051[2,3]	572,278
601,785	DB Master Finance LLC Series 2021-1A, Class A2I, 2.05%, 11/20/2051[2,3]	574,002
525,150	Domino's Pizza Master Issuer LLC Series 2021-1A, Class A2I, 2.66%, 4/25/2051[2,3]	486,217
212,450	EnFin Residential Solar Receivables Trust Series 2024-2A, Class A, 5.98%, 9/20/2055[2,3]	206,030
156,947	ENFIN Residential Solar Receivables Trust Series 2024-1A, Class A, 6.65%, 2/20/2055[2,3]	157,818

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	ASSET-BACKED SECURITIES (Continued)
1,250,000	Flatiron CLO Ltd. Series 2018-1A, Class C, 6.27% (3-Month Term SOFR+196 basis points), 4/17/2031[2,3,4]	$1,249,956
545,000	Flexential Issuer Series 2021-1A, Class A2, 3.25%, 11/27/2051[2,3]	519,956
	Ford Credit Auto Owner Trust
370,000	Series 2022-C, Class B, 5.03%, 2/15/2028[3]	372,152
194,000	Series 2024-1, Class A, 4.87%, 8/15/2036[2,3,7]	196,216
1,500,000	Fortress Credit Opportunities CLO Ltd. Series 2017-9A, Class A1TR, 6.11% (3-Month Term SOFR+181 basis points), 10/15/2033[2,3,4]	1,500,051
	Golub Capital Partners CLO Ltd.
850,000	Series 2018-36A, Class C, 6.67% (3-Month Term SOFR+236 basis points), 2/5/2031[2,3,4]	851,725
250,000	Series 2020-47A, Class CR, 6.70% (3-Month Term SOFR+240 basis points), 8/5/2037[2,3,4]	250,142
51,459	Hilton Grand Vacations Trust Series 2023-1A, Class A, 5.72%, 1/25/2038[2,3]	52,023
	Huntington Bank Auto Credit-Linked Notes
210,527	Series 2024-2, Class B1, 5.44%, 10/20/2032[2,3]	211,166
285,114	Series 2025-1, Class B, 4.96%, 3/21/2033[2,3]	284,504
179,187	ITE Rail Fund Levered LP Series 2021-1A, Class A, 2.25%, 2/28/2051[2,3]	166,249
473,000	IVY Hill Middle Market Credit Fund XII Ltd. Series 12A, Class BRR, 6.31% (3-Month Term SOFR+200 basis points), 4/20/2037[2,3,6]	463,180
159,000	Jersey Mike's Funding LLC Series 2024-1A, Class A2, 5.64%, 2/15/2055[2,3]	160,203
155,773	JP Morgan Mortgage Trust Series Series 2024-CES1, Class A2, 6.15%, 6/25/2054[2,3,7]	156,934
1,000,000	LCM 37 Ltd. Series 37A, Class A1R, 5.36% (3-Month Term SOFR+106 basis points), 4/15/2034[2,3,4]	994,604
600,000	MCF CLO IX Ltd. Series 2019-1A, Class A1RR, 6.30% (3-Month Term SOFR+200 basis points), 4/17/2036[2,3,4]	603,643
	MF1 Ltd.
910,500	Series 2021-FL7, Class AS, 5.88% (1-Month Term SOFR+157 basis points), 10/16/2036[2,3,4]	898,247
448,000	Series 2022-FL8, Class C, 6.52% (1-Month Term SOFR+220 basis points), 2/19/2037[2,3,4]	441,149
70,170	Navient Private Education Refi Loan Trust Series 2021-A, Class A, 0.84%, 5/15/2069[2,3]	63,737
1,058,000	New Economy Assets Phase 1 Sponsor LLC Series 2021-1, Class A1, 1.91%, 10/20/2061[2,3]	987,927
98,992	New Residential Mortgage Loan Trust Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058[2,3,6]	96,057

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	ASSET-BACKED SECURITIES (Continued)
147,000	Oscar U.S. Funding XVI LLC Series 2024-1A, Class A3, 5.54%, 2/10/2028[2,3]	$148,224
117,710	RCKT Mortgage Trust Series 2024-CES2, Class A2, 6.39%, 4/25/2044[2,3,6]	118,825
1,000,000	Regatta XXII Funding Ltd. Series 2022-2A, Class AR, 5.54% (3-Month Term SOFR+125 basis points), 7/20/2035[2,3,4]	999,019
582,000	Retained Vantage Data Centers Issuer LLC Series 2024-1A, Class A2, 4.99%, 9/15/2049[2,3]	571,178
250,000	Santander Bank Auto Credit-Linked Notes Series Series 2024-B, Class C, 5.14%, 1/18/2033[2,3]	250,400
238,000	Santander Drive Auto Receivables Trust Series 2022-5, Class C, 4.74%, 10/16/2028[3]	237,744
9,186	SFS Auto Receivables Securitization Trust Series 2023-1A, Class A2A, 5.89%, 3/22/2027[2,3]	9,194
1,004,467	Slam Ltd. Series 2021-1A, Class A, 2.43%, 6/15/2046[2,3]	927,427
	SMB Private Education Loan Trust
24,493	Series 2017-B, Class A2B, 5.18% (1-Month Term SOFR+86 basis points), 10/15/2035[2,3,4]	24,466
289,287	Series 2019-B, Class A2B, 5.43% (1-Month Term SOFR+112 basis points), 6/15/2037[2,3,4]	289,573
224,969	Tesla Auto Lease Trust Series 2023-B, Class A3, 6.13%, 9/21/2026[2,3]	225,868
385,518	TIF Funding II LLC Series 2021-1A, Class A, 1.65%, 2/20/2046[2,3]	345,338
308,025	TIF Funding III LLC Series 2024-1A, Class A, 5.48%, 4/20/2049[2,3]	309,391
950,000	Voya CLO 2019-1 Ltd. Series 2019-1A, Class A1RR, 5.82% (3-Month Term SOFR+137 basis points), 10/15/2037[2,3,4]	950,189
	Willis Engine Structured Trust
482,546	Series 2018-A, Class A, 4.75%, 9/15/2043[2,3,7]	477,333
563,878	Series 2021-A, Class A, 3.10%, 5/15/2046[2,3]	517,723
	TOTAL ASSET-BACKED SECURITIES
	(Cost $25,846,218)	25,406,124

	COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.1%
960,000	BANK5 Series 2024-5YR12, Class A2, 5.42%, 12/15/2057[3]	977,589
377,000	BX Commercial Mortgage Trust Series 2024-AIR2, Class A, 5.81% (1-Month Term SOFR+149 basis points), 10/15/2041[2,4]	377,000
162,000	BXHPP Trust FILM Series 2021-FILM, Class C, 5.54% (1-Month Term SOFR+121 basis points), 8/15/2036[2,4]	153,848
116,742	COLT Mortgage Loan Trust Series 2023-3, Class A2, 7.43%, 9/25/2068[2,3,7]	118,574

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
138,000	Hudson Yards Mortgage Trust Series 2025-SPRL, Class C, 5.95%, 1/13/2040[2,6]	$140,320
554,000	PMT Issuer Trust - FMSR Series 2021-FT1, Class A, 7.44% (1-Month Term SOFR+312 basis points), 3/25/2026[2,3,4]	557,987
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $2,316,338)	2,325,318
	CORPORATE BONDS — 82.1%
	COMMUNICATIONS — 5.4%
	AT&T, Inc.
500,000	4.50%, 5/15/2035[3]	469,600
750,000	4.75%, 5/15/2046[3]	649,048
1,500,000	3.55%, 9/15/2055[3]	1,011,540
775,000	Charter Communications Operating LLC / Charter Communications Operating Capital 6.83%, 10/23/2055[3]	750,903
500,000	Clear Channel Outdoor Holdings, Inc. 5.13%, 8/15/2027[2,3]	482,959
1,045,000	Comcast Corp. 3.45%, 2/1/2050[3]	721,010
600,000	Cox Enterprises, Inc. 7.37%, 7/15/2027[2]	632,233
200,000	Iliad Holding SASU 8.50%, 4/15/2031[2,3,8]	209,854
	Meta Platforms, Inc.
335,000	4.45%, 8/15/2052[3]	284,016
556,000	5.40%, 8/15/2054[3]	542,922
595,000	NBN Co., Ltd. 4.25%, 10/1/2029[2,3,8]	588,461
	Paramount Global
419,000	4.20%, 5/19/2032[3]	374,838
83,000	6.87%, 4/30/2036	84,858
640,000	5.85%, 9/1/2043[3]	558,521
530,000	Prosus N.V. 4.99%, 1/19/2052[2,3,8]	411,285
725,000	Rogers Communications, Inc. 7.12% (USD 5 Year Tsy+262 basis points), 4/15/2055[3,8,9]	720,942
503,000	Snap, Inc. 6.88%, 3/1/2033[2,3]	501,798
489,000	Time Warner Cable LLC 6.55%, 5/1/2037	483,854
48,000	T-Mobile USA, Inc. 4.95%, 3/15/2028[3]	48,514
	Verizon Communications, Inc.
615,000	4.02%, 12/3/2029[3]	597,814
664,000	3.55%, 3/22/2051[3]	471,933

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
500,000	Warnermedia Holdings, Inc. 5.14%, 3/15/2052[3]	$362,937
		10,959,840
	CONSUMER DISCRETIONARY — 8.9%
155,000	Air Canada 3.88%, 8/15/2026[2,3,8]	151,554
130,579	Air Canada Class A Pass-Through Trust 5.25%, 10/1/2030[2,8]	131,036
	American Airlines Class AA Pass-Through Trust
164,820	3.65%, 8/15/2030	158,718
270,302	3.35%, 4/15/2031	256,100
323,548	3.15%, 8/15/2033	296,000
	American Airlines, Inc./AAdvantage Loyalty IP Ltd.
145,417	5.50%, 4/20/2026[2,8]	144,791
161,000	5.75%, 4/20/2029[2,8]	157,363
425,000	Asbury Automotive Group, Inc. 5.00%, 2/15/2032[2,3]	384,971
650,000	Avianca Midco 2 PLC 9.62%, 2/14/2030[2,3,8]	597,187
400,000	Benteler International A.G. 10.50%, 5/15/2028[2,3,8]	421,631
86,256	British Airways Class A Pass-Through Trust 4.25%, 11/15/2032[2]	82,904
418,000	Builders FirstSource, Inc. 6.37%, 3/1/2034[2,3]	414,799
	Caesars Entertainment, Inc.
37,000	8.12%, 7/1/2027[2,3]	37,253
245,000	6.50%, 2/15/2032[2,3]	244,094
	Carnival Corp.
300,000	6.00%, 5/1/2029[2,3,8]	297,652
121,000	6.12%, 2/15/2033[2,3,8]	119,469
124,000	Clarios Global LP / Clarios U.S. Finance Co. 6.75%, 2/15/2030[2,3,8]	125,182
	Delta Air Lines, Inc. / SkyMiles IP Ltd.
30,750	4.50%, 10/20/2025[2,8]	30,642
623,000	4.75%, 10/20/2028[2,8]	620,423
	ERAC USA Finance LLC
377,000	5.20%, 10/30/2034[2,3]	379,629
750,000	7.00%, 10/15/2037[2]	852,727
	Ford Motor Credit Co. LLC
204,000	5.80%, 3/5/2027[3]	204,824
618,000	5.92%, 3/20/2028[3]	619,807
750,000	5.80%, 3/8/2029[3]	742,265
550,000	7.12%, 11/7/2033[3]	563,159
	General Motors Financial Co., Inc.

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
797,000	3.60%, 6/21/2030[3]	$730,051
1,213,000	2.35%, 1/8/2031[3]	1,024,774
805,000	Home Depot, Inc. 5.30%, 6/25/2054[3]	774,080
930,000	International Game Technology PLC 5.25%, 1/15/2029[2,3,8]	908,996
687,000	Las Vegas Sands Corp. 6.20%, 8/15/2034[3]	688,068
500,000	Macy's Retail Holdings LLC 5.87%, 3/15/2030[2,3]	475,527
845,000	Marriott International, Inc. 5.50%, 4/15/2037[3]	832,961
555,000	Melco Resorts Finance Ltd. 5.38%, 12/4/2029[2,3,8]	509,039
585,000	Meritage Homes Corp. 5.65%, 3/15/2035[3]	575,576
497,000	NCL Corp. Ltd. 6.75%, 2/1/2032[2,3,8]	492,066
500,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 3.38%, 8/31/2027[2,3]	473,713
664,000	Starbucks Corp. 4.45%, 8/15/2049[3]	544,605
99,734	United Airlines Class A Pass-Through Trust 5.87%, 4/15/2029	101,536
148,074	United Airlines Class A Pass-Through Trust 5.80%, 7/15/2037	149,788
	United Airlines Class AA Pass-Through Trust
138,092	4.15%, 2/25/2033	131,926
476,492	2.70%, 11/1/2033	421,937
137,637	United Airlines Class B Pass-Through Trust 4.60%, 9/1/2027	135,820
	United Airlines, Inc.
64,000	4.38%, 4/15/2026[2,3]	63,032
273,000	4.63%, 4/15/2029[2,3]	258,390
355,000	Volkswagen Group of America Finance LLC 6.45%, 11/16/2030[2,3]	371,783
400,000	Wynn Macau Ltd. 5.63%, 8/26/2028[2,3,8]	384,836
		18,082,684
	CONSUMER STAPLES — 3.2%
111,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 6.25%, 3/15/2033[2,3]	111,680
152,000	Altria Group, Inc. 5.95%, 2/14/2049[3]	149,391
635,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.70%, 2/1/2036[3]	610,878

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	CONSUMER STAPLES (Continued)
	BAT Capital Corp.
119,000	6.34%, 8/2/2030[3]	$126,345
400,000	7.08%, 8/2/2043[3]	435,584
42,000	7.08%, 8/2/2053[3]	45,995
	Bimbo Bakeries USA, Inc.
376,000	6.40%, 1/15/2034[2,3]	399,216
352,000	4.00%, 5/17/2051[2,3]	262,568
303,000	Coca-Cola Co. 4.65%, 8/14/2034[3]	300,655
179,000	HCA, Inc. 5.60%, 4/1/2034[3]	179,603
574,000	J M Smucker Co. 6.50%, 11/15/2053[3]	619,336
206,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. 3.63%, 1/15/2032[3,8]	185,606
151,000	Kroger Co. 5.50%, 9/15/2054[3]	141,872
229,000	MARB BondCo PLC 3.95%, 1/29/2031[2,3,8]	197,354
	Mars, Inc.
552,000	5.20%, 3/1/2035[2,3]	553,129
557,000	5.65%, 5/1/2045[2,3]	556,529
600,000	NBM U.S. Holdings, Inc. 6.63%, 8/6/2029[2,3]	599,863
730,000	Philip Morris International, Inc. 4.25%, 11/10/2044	609,398
383,000	Viking Baked Goods Acquisition Corp. 8.62%, 11/1/2031[2,3]	354,076
		6,439,078
	ENERGY — 11.0%
414,000	Aker BP ASA 3.10%, 7/15/2031[2,3,8]	363,998
	BP Capital Markets PLC
81,000	4.38% (USD 5 Year Tsy+404 basis points)[3,8,9,10]	80,673
884,000	6.13% (USD 5 Year Tsy+192 basis points)[3,8,9,10]	869,939
	Cheniere Energy Partners LP
90,000	3.25%, 1/31/2032[3]	79,037
53,000	5.95%, 6/30/2033[3]	54,342
1,162,000	CITGO Petroleum Corp. 8.37%, 1/15/2029[2,3]	1,182,332
92,000	Columbia Pipelines Operating Co. LLC 6.54%, 11/15/2053[2,3]	96,282
604,000	Coterra Energy, Inc. 5.40%, 2/15/2035[3]	593,055

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
668,000	CVR Energy, Inc. 5.75%, 2/15/2028[2,3]	$622,415
310,000	Diamondback Energy, Inc. 5.40%, 4/18/2034[3]	308,782
	DT Midstream, Inc.
358,000	4.30%, 4/15/2032[2,3]	331,746
245,000	5.80%, 12/15/2034[2,3]	245,758
200,000	Empresa Nacional del Petroleo 5.95%, 7/30/2034[2,3,8]	202,521
	Enbridge, Inc.
150,000	6.70%, 11/15/2053[3,8]	161,461
480,000	7.37% (USD 5 Year Tsy+312 basis points), 3/15/2055[3,8,9]	493,582
180,000	6.00% (3-Month Term SOFR+415 basis points), 1/15/2077[3,8,11]	177,534
	Energy Transfer LP
275,000	5.40%, 10/1/2047[3]	246,121
500,000	6.25%, 4/15/2049[3]	494,222
108,000	5.95%, 5/15/2054[3]	102,814
241,000	Eni S.p.A. 5.95%, 5/15/2054[2,3,8]	234,962
	Enterprise Products Operating LLC
475,000	6.45%, 9/1/2040	520,060
366,000	3.30%, 2/15/2053[3]	243,214
126,000	5.38% (3-Month Term SOFR+283 basis points), 2/15/2078[3,11]	123,218
129,000	EQM Midstream Partners LP 6.37%, 4/1/2029[2,3]	131,883
1,000,000	Exxon Mobil Corp 1.41%, 6/26/2039[3]	776,959
550,000	Geopark Ltd. 8.75%, 1/31/2030[2,3,8]	519,658
	Global Partners LP / GLP Finance Corp.
1,000,000	7.00%, 8/1/2027[3]	997,067
68,000	6.87%, 1/15/2029[3]	67,850
518,000	8.25%, 1/15/2032[2,3]	531,142
303,000	Harbour Energy PLC 6.33%, 4/1/2035[2,3,8]	301,593
130,000	Hess Midstream Operations LP 5.13%, 6/15/2028[2,3]	127,954
	Howard Midstream Energy Partners LLC
123,000	8.87%, 7/15/2028[2,3]	128,235
59,000	7.37%, 7/15/2032[2,3]	60,318
540,000	Ithaca Energy North Sea PLC 8.12%, 10/15/2029[2,3,8]	550,965
983,000	MPLX LP 4.90%, 4/15/2058[3]	800,780
	NGPL PipeCo LLC
820,000	4.88%, 8/15/2027[2,3]	817,760

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
737,000	7.77%, 12/15/2037[2]	$828,050
282,000	Occidental Petroleum Corp. 6.45%, 9/15/2036	289,978
1,165,000	ONEOK, Inc. 6.05%, 9/1/2033[3]	1,210,305
400,000	Petroleos del Peru S.A. 4.75%, 6/19/2032[2,8]	299,347
485,000	Petroleos Mexicanos 6.50%, 3/13/2027[8]	473,214
961,000	Plains All American Pipeline LP 5.95%, 6/15/2035[3]	977,103
250,000	Plains All American Pipeline LP / PAA Finance Corp. 4.50%, 12/15/2026[3]	249,740
250,000	Saudi Arabian Oil Co. 5.75%, 7/17/2054[2,3,8]	235,869
234,000	South Bow USA Infrastructure Holdings LLC 5.58%, 10/1/2034[2,3]	228,377
100,000	Sunoco LP 6.25%, 7/1/2033[2,3]	100,038
809,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.50%, 3/1/2030[3]	815,754
	TotalEnergies Capital S.A.
277,000	5.49%, 4/5/2054[3,8]	266,999
635,000	5.43%, 9/10/2064[3,8]	595,037
992,000	TransCanada PipeLines Ltd. 7.00% (USD 5 Year Tsy+262 basis points), 6/1/2065[3,8,9]	975,627
293,000	Valero Energy Corp. 5.15%, 2/15/2030[3]	295,229
800,000	Williams Cos., Inc. 4.90%, 1/15/2045[3]	700,990
		22,181,889
	FINANCIALS — 26.5%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
669,000	3.30%, 1/30/2032[3,8]	591,756
150,000	6.95% (USD 5 Year Tsy+272 basis points), 3/10/2055[3,8,9]	153,030
175,000	6.50% (USD 5 Year Tsy+244 basis points), 1/31/2056[3,8,9]	173,358
1,100,000	Agree LP 2.00%, 6/15/2028[3]	1,011,941
156,000	Aircastle Ltd. / Aircastle Ireland DAC 5.75%, 10/1/2031[2,3,8]	158,861
	Allianz S.E.
600,000	3.50% (USD 5 Year Tsy+297 basis points)[2,3,8,9,10,12]	579,022
200,000	3.20% (USD 5 Year Tsy+216 basis points)[2,3,8,9,10,12]	174,325
175,000	Allstate Corp. 6.50% (3-Month USD Libor+212 basis points), 5/15/2067[3,11]	178,409

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
747,000	American Homes 4 Rent LP 5.50%, 2/1/2034[3]	$746,036
287,000	Arthur J. Gallagher & Co. 5.55%, 2/15/2055[3]	273,757
400,000	Banco Santander S.A. 5.59%, 8/8/2028[8]	411,101
	Bank of America Corp.
200,000	4.18%, 11/25/2027[3]	198,075
1,895,000	2.97% (SOFR+133 basis points), 2/4/2033[3,11]	1,658,553
965,000	5.87% (SOFR+184 basis points), 9/15/2034[3,11]	1,004,720
384,000	5.47% (SOFR+165 basis points), 1/23/2035[3,11]	388,660
1,055,000	5.51% (SOFR+131 basis points), 1/24/2036[3,11]	1,070,827
799,000	5.74% (SOFR+170 basis points), 2/12/2036[3,11]	795,257
200,000	5.88%, 2/7/2042	208,286
599,000	Bank of Montreal 7.30% (USD 5 Year Tsy+301 basis points), 11/26/2084[3,8,9]	596,678
1,250,000	Bank of Nova Scotia 7.35% (USD 5 Year Tsy+290 basis points), 4/27/2085[3,8,9]	1,238,385
200,000	Barclays PLC 6.04% (SOFR+242 basis points), 3/12/2055[3,8,11]	201,193
571,000	Blackstone Secured Lending Fund 5.30%, 6/30/2030[3]	560,370
603,000	Boston Properties LP 2.55%, 4/1/2032[3]	495,846
	Capital One Financial Corp.
600,000	7.62% (SOFR+307 basis points), 10/30/2031[3,11]	667,484
261,000	5.27% (SOFR+237 basis points), 5/10/2033[3,11]	256,462
	Citigroup, Inc.
779,000	5.45% (SOFR+145 basis points), 6/11/2035[3,11]	781,678
658,000	6.02% (SOFR+183 basis points), 1/24/2036[3,11]	662,624
672,000	6.75% (USD 5 Year Tsy+257 basis points)[3,9,10]	665,219
	Citizens Financial Group, Inc.
103,000	5.84% (SOFR+201 basis points), 1/23/2030[3,11]	105,675
798,000	6.64% (SOFR+232 basis points), 4/25/2035[3,11]	847,230
342,000	Corebridge Financial, Inc. 5.75%, 1/15/2034[3]	350,201
110,000	Cousins Properties LP 5.38%, 2/15/2032[3]	109,331
316,000	EPR Properties 4.50%, 4/1/2025[3]	316,000
265,000	Extra Space Storage LP 2.35%, 3/15/2032[3]	221,189
1,050,000	Farmers Insurance Exchange 4.75% (3-Month USD Libor+323 basis points), 11/1/2057[2,3,11]	851,551
450,000	Global Payments, Inc. 5.40%, 8/15/2032[3]	454,251

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	Goldman Sachs Group, Inc.
209,000	5.95%, 1/15/2027	$214,332
790,000	6.31% (3-Month Term SOFR+201 basis points), 10/28/2027[3,4]	805,777
1,787,000	5.05% (SOFR+121 basis points), 7/23/2030[3,11]	1,799,890
1,640,000	1.99% (SOFR+109 basis points), 1/27/2032[3,11]	1,387,114
250,000	6.75%, 10/1/2037	269,562
391,000	5.56% (SOFR+158 basis points), 11/19/2045[3,11]	379,779
519,000	5.73% (SOFR+170 basis points), 1/28/2056[3,11]	515,666
232,000	High Street Funding Trust II 4.68%, 2/15/2048[2,3]	195,301
224,000	HSBC Holdings PLC 4.95%, 3/31/2030[8]	224,469
	JPMorgan Chase & Co.
287,000	5.30% (SOFR+145 basis points), 7/24/2029[3,11]	292,660
1,280,000	2.58% (3-Month Term SOFR+125 basis points), 4/22/2032[3,11]	1,122,875
1,551,000	5.35% (SOFR+185 basis points), 6/1/2034[3,11]	1,573,235
1,009,000	5.34% (SOFR+162 basis points), 1/23/2035[3,11]	1,016,595
307,000	5.50% (SOFR+132 basis points), 1/24/2036[3,11]	313,065
482,000	5.53% (SOFR+155 basis points), 11/29/2045[3,11]	475,728
930,000	Liberty Mutual Group, Inc. 3.95%, 10/15/2050[2,3]	677,436
341,000	Lincoln National Corp. 5.85%, 3/15/2034[3]	349,825
452,000	Lloyds Banking Group PLC 5.59% (USD 1 Year Tsy+120 basis points), 11/26/2035[3,8,11]	452,697
	Macquarie Airfinance Holdings Ltd.
848,000	5.15%, 3/17/2030[2,3,8]	835,645
59,000	6.50%, 3/26/2031[2,3,8]	61,415
	Massachusetts Mutual Life Insurance Co.
502,000	5.08% (3-Month USD Libor+319 basis points), 2/15/2069[2,3,11]	444,346
236,000	4.90%, 4/1/2077[2]	194,819
	MetLife, Inc.
1,219,000	9.25%, 4/8/2038[2,3]	1,439,755
333,000	10.75%, 8/1/2039[3]	440,509
1,150,000	6.40%, 12/15/2066[3]	1,166,540
	Morgan Stanley
1,250,000	5.04% (SOFR+122 basis points), 7/19/2030[3,11]	1,259,109
575,000	4.89% (SOFR+208 basis points), 7/20/2033[3,11]	565,855
1,415,000	6.63% (SOFR+205 basis points), 11/1/2034[3,11]	1,540,420
78,000	Nasdaq, Inc. 5.35%, 6/28/2028[3]	79,782
260,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7.00%, 2/1/2030[2,3]	261,577
	Phillips Edison Grocery Center Operating Partnership I LP
80,000	5.75%, 7/15/2034[3]	80,461

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
244,000	4.95%, 1/15/2035[3]	$231,130
281,000	Pine Street Trust III 6.22%, 5/15/2054[2,3]	286,436
	PNC Financial Services Group, Inc.
166,000	6.62% (SOFR Index+173 basis points), 10/20/2027[3,11]	171,027
379,000	5.00% (3-Month Term SOFR+356 basis points)[3,10,11,12]	375,925
227,000	Prologis LP 5.25%, 3/15/2054[3]	214,415
270,000	Prologis Targeted US Logistics Fund LP 5.50%, 4/1/2034[2,3]	272,857
447,000	Prudential Financial, Inc. 5.70% (3-Month USD Libor+266 basis points), 9/15/2048[3,11]	448,148
215,000	Rexford Industrial Realty LP 2.15%, 9/1/2031[3]	179,367
900,000	Royal Bank of Canada 7.50% (USD 5 Year Tsy+289 basis points), 5/2/2084[3,8,9]	922,581
572,000	Sabra Health Care LP 3.20%, 12/1/2031[3]	495,991
78,000	Santander Holdings USA, Inc. 6.50% (SOFR+236 basis points), 3/9/2029[3,11]	80,720
462,000	SBA Tower Trust 2.59%, 10/15/2031[2,3]	389,625
214,000	Scentre Group Trust 2 4.75% (USD 5 Year Tsy+438 basis points), 9/24/2080[2,3,8,9]	212,730
159,000	Simon Property Group LP 5.85%, 3/8/2053[3]	159,684
278,000	State Street Corp. 6.70% (USD 5 Year Tsy+261 basis points)[3,9,10]	284,992
564,000	Store Capital LLC 5.40%, 4/30/2030[2,3]	564,222
	Toronto-Dominion Bank
382,000	5.53%, 7/17/2026[8]	386,960
350,000	7.25% (USD 5 Year Tsy+298 basis points), 7/31/2084[3,8,9]	351,799
	Truist Financial Corp.
96,000	7.16% (SOFR+245 basis points), 10/30/2029[3,11]	103,288
66,000	5.87% (SOFR+236 basis points), 6/8/2034[3,11]	67,730
70,000	5.71% (SOFR+192 basis points), 1/24/2035[3,11]	71,293
1,232,000	6.67% (USD 5 Year Tsy+300 basis points)[3,9,10,12]	1,225,352
	U.S. Bancorp
94,000	5.84% (SOFR+226 basis points), 6/12/2034[3,11]	96,831
265,000	5.68% (SOFR+186 basis points), 1/23/2035[3,11]	270,321
	UBS Group A.G.
250,000	3.09% (SOFR+173 basis points), 5/14/2032[2,3,8,11]	222,184
200,000	5.70% (USD 1 Year Tsy+177 basis points), 2/8/2035[2,3,8,9]	204,657
475,000	Vornado Realty LP 2.15%, 6/1/2026[3]	458,026

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	Wells Fargo & Co.
290,000	5.57% (SOFR+174 basis points), 7/25/2029[3,11]	$297,657
366,000	5.20% (SOFR+150 basis points), 1/23/2030[3,11]	371,778
535,000	6.49% (SOFR+206 basis points), 10/23/2034[3,11]	576,009
1,200,000	5.50% (SOFR+178 basis points), 1/23/2035[3,11]	1,213,420
1,000,000	4.75%, 12/7/2046	839,746
250,000	5.88%[3,10,11,12]	249,365
719,000	3.90% (USD 5 Year Tsy+345 basis points)[3,9,10,12]	704,685
1,010,000	Westpac Banking Corp. 2.67% (USD 5 Year Tsy+175 basis points), 11/15/2035[3,8,9]	875,114
		53,469,645
	GOVERNMENTS — 2.7%
325,000	Argentine Republic Government International Bond 3.50%, 7/9/2041[3,7,8]	186,641
301,000	Chile Government International Bond 4.85%, 1/22/2029[3,8]	302,129
950,000	Colombia Government International Bond 7.75%, 11/7/2036[3,8]	922,279
954,000	Israel Government International Bond 5.75%, 3/12/2054[8]	875,962
1,494,000	Mexico Government International Bond 6.87%, 5/13/2037[3,8]	1,529,258
309,000	Peruvian Government International Bond 5.88%, 8/8/2054[3,8]	298,822
690,000	Republic of Poland Government International Bond 4.88%, 2/12/2030[8]	696,047
730,000	Romanian Government International Bond 5.75%, 3/24/2035[2,8]	659,429
		5,470,567
	HEALTH CARE — 4.2%
	Amgen, Inc.
61,000	5.25%, 3/2/2030[3]	62,354
146,000	5.65%, 3/2/2053[3]	142,561
1,000,000	Bayer U.S. Finance II LLC 4.63%, 6/25/2038[2,3]	861,439
247,000	Bayer U.S. Finance LLC 6.50%, 11/21/2033[2,3]	258,943
864,000	Bristol-Myers Squibb Co. 5.55%, 2/22/2054[3]	848,194
	CVS Health Corp.
322,000	6.00%, 6/1/2044[3]	313,615
288,000	6.05%, 6/1/2054[3]	278,602
700,000	7.00% (USD 5 Year Tsy+288 basis points), 3/10/2055[3,9]	705,975

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	HEALTH CARE (Continued)
625,000	Eli Lilly & Co. 5.50%, 2/12/2055[3]	$630,466
	HCA, Inc.
500,000	5.87%, 2/1/2029[3]	514,924
908,000	6.20%, 3/1/2055[3]	898,274
206,000	Novartis Capital Corp. 4.70%, 9/18/2054[3]	184,318
	Royalty Pharma PLC
829,000	2.20%, 9/2/2030[3,8]	716,000
320,000	2.15%, 9/2/2031[3,8]	267,745
323,000	STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/2031[3,8]	286,084
	Takeda Pharmaceutical Co., Ltd.
651,000	5.30%, 7/5/2034[3,8]	657,425
545,000	3.18%, 7/9/2050[3,8]	356,312
397,000	UnitedHealth Group, Inc. 3.05%, 5/15/2041[3]	291,341
204,000	Zimmer Biomet Holdings, Inc. 5.35%, 12/1/2028[3]	208,441
		8,483,013
	INDUSTRIALS — 2.6%
119,000	AGCO Corp. 5.80%, 3/21/2034[3]	120,395
189,000	Amphenol Corp. 5.37%, 11/15/2054[3]	185,479
	Ashtead Capital, Inc.
422,000	4.00%, 5/1/2028[2,3]	409,520
201,000	5.95%, 10/15/2033[2,3]	203,535
200,000	BAE Systems PLC 5.50%, 3/26/2054[2,3,8]	196,911
	Boeing Co.
556,000	5.80%, 5/1/2050[3]	526,923
193,000	6.86%, 5/1/2054[3]	209,032
1,040,000	CSX Corp. 4.90%, 3/15/2055[3]	937,053
77,000	EMRLD Borrower LP / Emerald Co.-Issuer, Inc. 6.75%, 7/15/2031[2,3]	77,456
336,000	Herc Holdings, Inc. 5.50%, 7/15/2027[2,3]	334,086
136,000	Norfolk Southern Corp. 5.55%, 3/15/2034[3]	140,845
414,000	Rolls-Royce PLC 5.75%, 10/15/2027[2,3,8]	423,674
367,000	Ryder System, Inc. 6.60%, 12/1/2033[3]	398,829

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	INDUSTRIALS (Continued)
200,000	Smurfit Kappa Treasury ULC 5.44%, 4/3/2034[2,3,8]	$201,101
50,000	Sydney Airport Finance Co. Pty Ltd. 3.38%, 4/30/2025[2,3,8]	49,944
175,000	Terex Corp. 6.25%, 10/15/2032[2,3]	169,709
400,000	TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027[2,3]	392,884
52,000	TransDigm, Inc. 6.75%, 8/15/2028[2,3]	52,759
160,000	Triton Container International Ltd. 3.15%, 6/15/2031[2,3,8]	138,510
200,000	Union Pacific Corp. 3.84%, 3/20/2060[3]	144,441
		5,313,086
	MATERIALS — 4.2%
200,000	Alcoa Nederland Holding B.V. 7.12%, 3/15/2031[2,3,8]	205,809
323,000	Alumina Pty Ltd. 6.38%, 9/15/2032[2,3,8]	317,654
525,000	Anglo American Capital PLC 5.75%, 4/5/2034[2,3,8]	531,164
516,000	AngloGold Ashanti Holdings PLC 3.75%, 10/1/2030[3,8]	475,571
553,000	Ball Corp. 6.00%, 6/15/2029[3]	559,415
	Braskem Netherlands Finance B.V.
460,000	8.00%, 10/15/2034[2,3,8]	440,427
349,000	5.88%, 1/31/2050[2,8]	240,371
505,000	Celanese US Holdings LLC 5.59%, 1/19/2029[3]	568,835
	Cleveland-Cliffs, Inc.
323,000	6.87%, 11/1/2029[2,3]	316,806
221,000	7.00%, 3/15/2032[2,3]	212,094
487,000	Corp Nacional del Cobre de Chile 6.33%, 1/13/2035[2,3,8]	499,608
220,000	Glencore Funding LLC 5.89%, 4/4/2054[2,3]	213,387
191,000	Huntsman International LLC 5.70%, 10/15/2034[3]	180,342
240,000	LD Celulose International GmbH 7.95%, 1/26/2032[2,3,8]	246,000
200,000	Nexa Resources S.A. 6.75%, 4/9/2034[2,3,8]	207,285
271,000	Olin Corp. 6.62%, 4/1/2033[2,3]	263,419

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	MATERIALS (Continued)
	Rio Tinto Finance USA PLC
617,000	5.75%, 3/14/2055[3,8]	$615,720
214,000	5.88%, 3/14/2065[3,8]	215,447
761,000	Sherwin-Williams Co. 2.90%, 3/15/2052[3]	462,175
430,000	Smyrna Ready Mix Concrete LLC 8.87%, 11/15/2031[2,3]	445,446
400,000	Solvay Finance America LLC 5.85%, 6/4/2034[2,3]	406,865
295,000	Steel Dynamics, Inc. 5.25%, 5/15/2035[3]	291,356
313,000	Suzano Austria GmbH 3.75%, 1/15/2031[3,8]	282,523
146,000	Vale Overseas Ltd. 6.40%, 6/28/2054[3,8]	144,256
66,000	Vulcan Materials Co. 5.70%, 12/1/2054[3]	64,244
		8,406,219
	TECHNOLOGY — 4.9%
	Broadcom, Inc.
1,125,000	3.47%, 4/15/2034[2,3]	987,715
1,030,000	3.19%, 11/15/2036[2,3]	842,857
98,000	Dell International LLC / EMC Corp. 8.35%, 7/15/2046[3]	122,775
500,000	Foundry JV Holdco LLC 6.30%, 1/25/2039[2,3]	516,307
804,000	Hewlett Packard Enterprise Co. 5.00%, 10/15/2034[3]	780,714
313,000	IBM International Capital Pte Ltd. 5.30%, 2/5/2054[3,8]	291,453
	Intel Corp.
1,122,000	5.15%, 2/21/2034[3]	1,099,331
234,000	5.70%, 2/10/2053[3]	214,188
	Micron Technology, Inc.
109,000	5.30%, 1/15/2031[3]	110,071
166,000	2.70%, 4/15/2032[3]	141,408
151,000	Microsoft Corp. 2.68%, 6/1/2060[3]	89,660
526,000	NXP B.V. / NXP Funding LLC / NXP USA, Inc. 4.30%, 6/18/2029[3,8]	515,013
	Oracle Corp.
924,000	4.20%, 9/27/2029[3]	905,088
500,000	3.85%, 7/15/2036[3]	431,927
458,000	3.60%, 4/1/2040[3]	358,817
780,000	4.00%, 7/15/2046[3]	594,619

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	TECHNOLOGY (Continued)
940,000	5.37%, 9/27/2054[3]	$853,126
	Synopsys, Inc.
194,000	5.15%, 4/1/2035[3]	194,424
117,000	5.70%, 4/1/2055[3]	115,696
768,000	VMware, Inc. 2.20%, 8/15/2031[3]	651,793
		9,816,982
	UTILITIES — 8.5%
376,000	AES Andes S.A. 6.35% (USD 5 Year Tsy+492 basis points), 10/7/2079[2,3,8,9]	375,574
450,379	AES Panama Generation Holdings SRL 4.38%, 5/31/2030[2,3,8]	401,198
789,000	Arizona Public Service Co. 4.25%, 3/1/2049[3]	623,546
1,025,000	Baltimore Gas and Electric Co. 5.65%, 6/1/2054[3]	1,001,955
700,000	Black Hills Corp. 6.15%, 5/15/2034[3]	731,457
229,000	CMS Energy Corp. 3.75% (USD 5 Year Tsy+290 basis points), 12/1/2050[3,9]	201,107
	Consolidated Edison Co. of New York, Inc.
140,000	5.90%, 11/15/2053[3]	142,109
1,000,000	5.70%, 5/15/2054[3]	992,985
1,000,000	Constellation Energy Generation LLC 6.12%, 1/15/2034[3]	1,051,434
	Duke Energy Corp.
1,000,000	5.45%, 6/15/2034[3]	1,010,852
800,000	5.00%, 8/15/2052[3]	694,923
870,000	Duke Energy Indiana LLC 5.40%, 4/1/2053[3]	823,346
634,000	Edison International 5.38% (USD 5 Year Tsy+470 basis points)[3,9,10,12]	603,161
200,000	Electricite de France S.A. 9.12% (USD 5 Year Tsy+541 basis points)[2,3,8,9,10]	224,957
300,000	Enel Finance International N.V. 7.50%, 10/14/2032[2,3,8]	338,786
433,000	Entergy Corp. 7.12% (USD 5 Year Tsy+267 basis points), 12/1/2054[3,9]	438,285
97,000	Eversource Energy 5.50%, 1/1/2034[3]	97,263
	Exelon Corp.
905,000	4.05%, 4/15/2030[3]	875,771
212,000	6.50% (USD 5 Year Tsy+197 basis points), 3/15/2055[3,9]	211,285
354,000	FirstEnergy Pennsylvania Electric Co 4.30%, 1/15/2029[2,3]	348,636

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
307,000	IPALCO Enterprises, Inc. 4.25%, 5/1/2030[3]	$291,654
314,000	Jersey Central Power & Light Co. 2.75%, 3/1/2032[2,3]	270,796
411,000	New England Power Co. 5.94%, 11/25/2052[2,3]	419,738
327,000	NextEra Energy Capital Holdings, Inc. 6.50% (USD 5 Year Tsy+198 basis points), 8/15/2055[3,9]	329,900
71,000	Niagara Mohawk Power Corp. 5.66%, 1/17/2054[2,3]	68,674
	NiSource, Inc.
218,000	3.60%, 5/1/2030[3]	206,175
112,000	5.40%, 6/30/2033[3]	112,248
481,000	Pacific Gas and Electric Co. 3.50%, 8/1/2050[3]	318,342
253,000	PPL Capital Funding, Inc. 5.25%, 9/1/2034[3]	251,284
111,000	Public Service Enterprise Group, Inc. 6.12%, 10/15/2033[3]	116,750
239,000	Puget Energy, Inc. 2.38%, 6/15/2028[3]	221,997
1,033,000	San Diego Gas & Electric Co. 5.40%, 4/15/2035[3]	1,037,683
	Southern California Edison Co.
139,000	5.25%, 3/15/2030[3]	139,650
249,000	6.20%, 9/15/2055[3]	247,277
	Southern Co. Gas Capital Corp.
926,000	5.88%, 3/15/2041[3]	935,756
121,000	3.95%, 10/1/2046[3]	92,622
822,000	4.40%, 5/30/2047[3]	668,964
157,000	Xcel Energy, Inc. 5.60%, 4/15/2035[3]	157,290
		17,075,430
	TOTAL CORPORATE BONDS
	(Cost $172,607,183)	165,698,433
	MUNICIPAL BONDS — 0.1%
294,000	University of Michigan 3.60%, 4/1/2047	243,085
	TOTAL MUNICIPAL BONDS
	(Cost $294,000)	243,085

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	U.S. GOVERNMENT AND AGENCIES — 2.3%
4,613,000	United States Treasury Bond 4.75%, 2/15/2045	$4,679,312
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $4,735,344)	4,679,312

Number of Shares
	SHORT-TERM INVESTMENTS — 0.4%
815,206	Goldman Sachs Financial Square Government Fund - Institutional Class 4.18%[13]	$815,206
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $815,206)	815,206
	TOTAL INVESTMENTS — 98.6%
	(Cost $206,614,289)	199,167,478
	Other Assets in Excess of Liabilities — 1.4%	2,729,138
	TOTAL NET ASSETS — 100.0%	$201,896,616

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

ULC – Unlimited Liability Corporation

1	Local currency.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $70,842,606, which represents 35.1% of total net assets of the Fund.
3	Callable.
4	Floating rate security.
5	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
6	Variable rate security. Rate shown is the rate in effect as of March 31, 2025.
7	Step rate security.
8	Foreign security denominated in U.S. Dollars.
9	Fixed to variable security. Fixed rate indicated is the rate effective at March 31, 2025. Security may convert at a future date to a variable rate of referenced rate and spread.
10	Perpetual security. Date shown is next call date.
11	Fixed to float security. Fixed rate indicated is the rate effective at March 31, 2025. Security may convert at a future date to a floating rate or referenced rate and spread.
12	Interest-only security.
13	The rate is the annualized seven-day yield at period end.

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
70	2-Year U.S. Treasury Note	June 2025	$14,502,031	$91,180
124	5-Year U.S. Treasury Note	June 2025	13,411,375	174,820
(4)	Euro BOBL	June 2025	(636,184)	4,580
(7)	Euro Bund	June 2025	(2,783,243)	25,925
91	U.S. Treasury Long Bond	June 2025	10,672,594	178,539
(118)	Ultra 10-Year U.S. Treasury Note	June 2025	(13,466,750)	(197,068)
14	Ultra Long-Term U.S. Treasury Bond	June 2025	1,711,500	(8,750)

TOTAL FUTURES CONTRACTS			$23,411,323	$269,226

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At March 31, 2025	Unrealized Appreciation (Depreciation)
Euro	Citi Bank	EUR per USD	4/11/2025	1,509,000	$(1,595,110)	$(1,632,662)	$(37,552)
					(1,595,110)	(1,632,662)	(37,552)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(1,595,110)	$(1,632,662)	$(37,552)

EUR – Euro